SUPPLEMENT DATED DECEMBER 17, 2008 TO THE PROSPECTUS OF

Active Assets Tax-Free Trust, dated October 31, 2008
Active Assets California Tax-Free Trust, dated October 31, 2008

The last sentence of the second paragraph of the section of the Prospectus entitled “Active Assets Tax-Free Trust — Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund’s investments may include tender option bonds and custodial receipts. Additionally, the Fund may invest in investment companies, including money market funds and may invest all or some of its short-tem cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates.

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The following is hereby added as the sixth paragraph of the section of the Prospectus entitled “Active Assets Tax-Free Trust — Principal Risks”:

Investment Companies.  An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

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The last sentence of the second paragraph of the section of the Prospectus entitled “Active Assets California Tax-Free Trust — Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund’s investments may include tender option bonds and custodial receipts. Additionally, the Fund may invest in investment companies, including money market funds and may invest all or some of its short-tem cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates.

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The following is hereby added as the sixth paragraph of the section of the Prospectus entitled “Active Assets California Tax-Free Trust — Principal Risks”:

Investment Companies.  An investment in an investment company is subject to the underlying risks of that investment company’s portfolio securities. In addition to the Fund’s fees and expenses, the Fund generally would bear its share of the investment company’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MULTIFNDSPT10

SUPPLEMENT DATED DECEMBER 17, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Active Assets Money Trust, dated October 31, 2008
Active Assets Tax-Free Trust, dated October 31, 2008
Active Assets California Tax-Free Trust, dated October 31, 2008
Active Assets Government Securities Trust, dated October 31, 2008

The first paragraph of the section of the Statement of Additional Information entitled “II. Description of the Funds and Their Investments and Risks — B. Investment Strategies and Risks — Investment Strategies and Risks Applicable to Active Assets California Tax-Free Trust, Active Assets Money Trust and/or Active Assets Tax-Free Trust only” is hereby deleted and replaced with the following:

Investment Company Securities.  Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including exchange-traded funds (“ETFs”). Each Fund, except for Active Assets Government Securities Trust, may invest in investment companies, including money market funds, as may be permitted by (i) the Investment Company Act, as amended from time to time; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Fund from provisions of the Investment Company Act, as amended from time to time. The Investment Company Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Fund’s total assets in any one investment company, and no more than 10% in any combination of investment companies. To the extent a Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a shareholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company.

Each Fund, except for Active Assets Government Securities Trust, may invest all or some of its short-term cash investments in money market funds advised or managed by the Investment Adviser or its affiliates to the extent permitted under the Investment Company Act or as otherwise authorized by the SEC. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

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The following is hereby added as the last sentence of the second paragraph of the section of the Statement of Additional Information entitled “II. Description of the Funds and Their Investments and Risks — B. Investment Strategies and Risks — Investment Strategies and Risks Applicable to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust only — Taxable Securities”:

In addition to these securities, Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust may also invest in taxable money market mutual funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.